Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans (Tables) [Abstract]
Net periodic benefit costs

The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2012	2011	2010
Defined benefit pension plan cost	$74	$51	$40
Defined contribution plan cost	254	252	217
Other postretirement benefit plan cost	19	23	25
Net periodic benefit cost	$347	$326	$282

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in the projected benefit obligation of pension and other employee benefit plans

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$311	$319
Service cost	4	5
Interest cost	14	16
Benefits paid	(17)	(18)
Actuarial gain	(2)	(5)
Curtailment gain	―	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$310	$311

Net periodic benefit cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$32	$35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Total, net of taxes	$20	$22

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial gain:
Reclassified to earnings from equity(a)	$(1)
Gains in current year(b)	(2)
Net actuarial gain, pretax	$(3)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Schedule of net periodic pension benefit cost

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$4	$5	$6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	―	(1)	―
Net periodic benefit cost	$19	$23	$25

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine benefit obligations were:

	2012	2011
Discount rates	3.6%	4.5%
Health care cost increase rate:
Following year	7.5%	8.0%
Decreasing to the year 2018	5.0%	5.0%

Expected payments	The Company's other postretirement benefit plans expect to make benefit payments as follows:
						2018
(Millions)	2013	2014	2015	2016	2017	– 2022
Expected payments	$21	$22	$22	$22	$22	$108

One percentage-point change in assumed health care cost trend rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2012	2011	2012	2011
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$13	$(12)	$(12)

Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net funded status of pension and other employee benefit plans

As of December 31, 2012, the net funded status related to the defined benefit pension plans was underfunded by $486 million, as shown in the following table:

(Millions)	2012	2011
Net funded status, beginning of year	$(443)	$(383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$(486)	$(443)

Defined benefit plan change in fair value of plan assets

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2012	2011
Fair value of plan assets, beginning of year	$2,069	$2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$2,309	$2,069

Change in the projected benefit obligation of pension and other employee benefit plans

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$2,512	$2,435
Service cost	19	22
Interest cost	115	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	―
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$2,795	$2,512

Net periodic benefit cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$712	$690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Total, net of taxes	$468	$459

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial loss:
Reclassified to earnings from equity(a)	$(80)
Losses in current year(b)	102
Net actuarial loss, pretax	22
Net prior service credit:
Reclassified to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$13

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Schedule of accumulated and projected benefit obligations

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,718	$2,459
Projected benefit obligation	$2,795	$2,512

Schedule of accumulated benefit obligations in excess of fair value of plan assets

The accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,635	$2,418
Fair value of plan assets	$2,222	$2,028

Schedule of benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2012	2011
Projected benefit obligation	$2,795	$2,512
Fair value of plan assets	$2,309	$2,069

Schedule of net periodic pension benefit cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$19	$22	$19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service credit	(1)	―	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	14	15	18
Net periodic pension benefit cost	$74	$51	$40

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2012	2011
Discount rates	3.8%	4.7%
Rates of increase in compensation levels	3.6%	3.7%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2012	2011	2010
Discount rates	4.6%	5.0%	5.3%
Rates of increase in compensation levels	3.7%	4.0%	3.6%
Expected long-term rates of return on assets	6.7%	6.9%	6.9%

Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis

The Company's retirement plan assets are reported at fair value. The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy as of December 31:

	Target
	Allocation	Total
2012(Millions, except percentages)	2013	2012	Level 1		Level 2		Level 3
U.S. equity securities	15%	$318	$318	$	―	$	―
International equity securities(a)	30%	732	732		―		―
U.S. fixed income securities	30%	639	―		639		―
International fixed income securities(a)	15%	447	―		447		―
Balanced funds	5%	72	―		72		―
Cash	―	25	25		―		―
Other(b)	5%	76	―		―		76
Total	100%	$2,309	$1,075		$1,158		$76

	Target
	Allocation	Total
2011(Millions, except percentages)	2012	2011	Level 1		Level 2		Level 3
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

Effect of significant unobservable inputs changes in plan assets

The fair value of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31 as follows:

(Millions)	2012	2011
Beginning fair value, January 1	$106	$101
Actual net gains on plan assets:
Held at the end of the year	7	12
Sold during the year	5	2
Total net gains	12	14
Net purchases (sales and settlements)	(42)	(9)
Net (decrease) increase	(30)	5
Ending fair value, December 31	$76	$106

Expected payments	The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:
						2018
(Millions)	2013	2014	2015	2016	2017	–2022
Expected payments	$149	$162	$169	$174	$186	$954